Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Summary of Debt

A summary of debt as of December 31, 2016 and 2015, including drawings under credit lines, is as follows:

	2016			2015
	Industrial Activities	Financial Services	Consolidated	Industrial Activities	Financial Services	Consolidated
	(in millions)
Bonds:
Payable in 2016, interest rate of 7.250%	$—	$—	$—	$254	$—	$254
Payable in 2017, interest rate of 7.875%	636	—	636	1,500	—	1,500
Payable in 2018, interest rate of 6.250%	1,265	—	1,265	1,306	—	1,306
Payable in 2019, interest rate of 2.750%	1,054	—	1,054	1,089	—	1,089
Payable in 2021, interest rate of 2.875%	738	—	738	762	—	762
Payable in 2023, interest rate of 2.875%	527	—	527	—	—	—
Payable in 2023, interest rate of 4.500%	600	—	600	—	—	—
Payable in 2025, interest rate of 3.500%	105	—	105	109	—	109
Payable in 2028, interest rate of 3.875%	53	—	53	—	—	—
Payable in 2016, interest rate of 6.250%	—	—	—	—	500	500
Payable in 2017, interest rate of 3.250%	—	500	500	—	500	500
Payable in 2018, interest rate of 3.625%	—	600	600	—	600	600
Payable in 2018, interest rate of 3.875%	—	600	600	—	600	600
Payable in 2019, interest rate of 3.375%	—	500	500	—	500	500
Payable in 2020, interest rate of 4.375%	—	600	600	—	600	600
Payable in 2021, interest rate of 4.875%	—	500	500	—	—	—
Payable in 2021, interest rate of 3.875%	—	400	400	—	—	—
Hedging effects, bond premium/discount, and unamortized issuance costs	(34)	(31)	(65)	(11)	(20)	(31)
Total Bonds	$4,944	$3,669	$8,613	$5,009	$3,280	$8,289
Asset-backed debt	8	11,776	11,784	13	12,986	12,999
Other Debt	1,742	3,137	4,879	2,192	2,821	5,013
Intersegment debt	997	1,479	—	1,046	2,089	—
Total Debt	$7,691	$20,061	$25,276	$8,260	$21,176	$26,301

Minimum Annual Repayment of Debt

A summary of the minimum annual repayments of debt as of December 31, 2016, for 2017 and thereafter is as follows:

	Industrial Activities	Financial Services	Consolidated
	(in millions)
2017	$1,331	$8,948	$10,279
2018	1,640	4,095	5,735
2019	1,504	2,365	3,869
2020	90	1,811	1,901
2021	763	1,198	1,961
2022 and thereafter	1,366	165	1,531
Intersegment	997	1,479	—
Total	$7,691	$20,061	$25,276